UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05445
Name of Registrant: Vanguard Fenway Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: December 31, 2013
Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments

As of December 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (97.5%)[1]
Consumer Discretionary (5.9%)
Home Depot Inc.	2,641,400	217,493
McDonald's Corp.	1,424,705	138,239
WPP plc	5,692,221	130,375
Mattel Inc.	2,240,360	106,596
Thomson Reuters Corp.	2,348,370	88,815
Las Vegas Sands Corp.	660,500	52,094
Time Warner Cable Inc.	304,860	41,309
H&R Block Inc.	1,023,500	29,722
Ford Motor Co.	1,914,500	29,541
GameStop Corp. Class A	593,400	29,231
Gannett Co. Inc.	685,000	20,262
Cracker Barrel Old Country Store Inc.	102,900	11,326
Staples Inc.	614,700	9,768
Cablevision Systems Corp. Class A	291,000	5,218
Best Buy Co. Inc.	82,800	3,302
		913,291
Consumer Staples (12.5%)
Philip Morris International Inc.	2,927,045	255,033
Kraft Foods Group Inc.	4,036,789	217,664
Wal-Mart Stores Inc.	2,736,392	215,327
Procter & Gamble Co.	2,487,340	202,494
Unilever NV	3,890,120	156,500
PepsiCo Inc.	1,643,890	136,344
Altria Group Inc.	3,429,075	131,642
Diageo plc ADR	800,400	105,989
Coca-Cola Co.	2,288,664	94,545
Anheuser-Busch InBev NV ADR	844,560	89,912
Kimberly-Clark Corp.	748,288	78,166
Sysco Corp.	1,488,960	53,752
General Mills Inc.	762,100	38,036
Imperial Tobacco Group plc	972,641	37,708
Lorillard Inc.	682,600	34,594
Walgreen Co.	594,800	34,165
British American Tobacco plc	578,649	31,059
Kellogg Co.	174,800	10,675
Molson Coors Brewing Co. Class B	155,900	8,754
Dr Pepper Snapple Group Inc.	144,500	7,040
Nu Skin Enterprises Inc. Class A	30,100	4,160
Herbalife Ltd.	30,000	2,361
		1,945,920
Energy (11.8%)
Exxon Mobil Corp.	5,685,310	575,353
Chevron Corp.	4,225,270	527,779
ConocoPhillips	2,874,620	203,092
Occidental Petroleum Corp.	2,116,830	201,311
Suncor Energy Inc.	4,669,910	163,680
Royal Dutch Shell plc Class B	2,078,648	78,407
BP plc ADR	1,583,310	76,965

Ensco plc Class A	210,700	12,048
		1,838,635
Financials (15.3%)
Wells Fargo & Co.	11,493,640	521,811
JPMorgan Chase & Co.	7,096,730	415,017
Marsh & McLennan Cos. Inc.	6,484,570	313,594
BlackRock Inc.	657,830	208,183
PNC Financial Services Group Inc.	2,072,892	160,815
ACE Ltd.	1,364,140	141,229
Chubb Corp.	1,185,180	114,524
M&T Bank Corp.	896,790	104,404
US Bancorp	2,223,840	89,843
Plum Creek Timber Co. Inc.	1,099,800	51,152
Fifth Third Bancorp	1,877,500	39,484
Invesco Ltd.	1,050,400	38,234
Aflac Inc.	508,500	33,968
Huntington Bancshares Inc.	3,425,100	33,052
Protective Life Corp.	371,400	18,815
SLM Corp.	552,100	14,509
Axis Capital Holdings Ltd.	300,800	14,309
Principal Financial Group Inc.	269,900	13,309
StanCorp Financial Group Inc.	191,500	12,687
PartnerRe Ltd.	100,300	10,575
Prudential Financial Inc.	100,300	9,250
Allstate Corp.	154,100	8,405
Waddell & Reed Financial Inc. Class A	58,300	3,796
Fulton Financial Corp.	214,000	2,799
Hanover Insurance Group Inc.	21,800	1,302
Glacier Bancorp Inc.	35,100	1,046
		2,376,112
Health Care (12.3%)
Johnson & Johnson	6,542,445	599,222
Merck & Co. Inc.	8,046,824	402,744
Pfizer Inc.	10,707,244	327,963
Roche Holding AG	712,663	199,636
Baxter International Inc.	1,375,650	95,676
AbbVie Inc.	1,598,600	84,422
AstraZeneca plc ADR	1,374,149	81,583
Eli Lilly & Co.	1,149,649	58,632
Bristol-Myers Squibb Co.	1,042,232	55,395
Medtronic Inc.	129,100	7,409
Owens & Minor Inc.	42,200	1,543
Meridian Bioscience Inc.	20,000	531
		1,914,756
Industrials (14.1%)
General Electric Co.	15,265,352	427,888
United Technologies Corp.	2,859,380	325,397
3M Co.	1,660,430	232,875
Eaton Corp. plc	2,778,110	211,470
United Parcel Service Inc. Class B	1,758,530	184,786
Waste Management Inc.	2,240,890	100,549
Illinois Tool Works Inc.	1,144,570	96,235
Lockheed Martin Corp.	628,120	93,376
Boeing Co.	684,000	93,359
Schneider Electric SA	1,006,022	87,767
Stanley Black & Decker Inc.	923,890	74,549

General Dynamics Corp.	521,000	49,782
Raytheon Co.	538,600	48,851
Northrop Grumman Corp.	417,913	47,897
L-3 Communications Holdings Inc.	314,400	33,597
RR Donnelley & Sons Co.	1,590,000	32,245
Deluxe Corp.	311,300	16,247
Emerson Electric Co.	157,300	11,039
Exelis Inc.	467,200	8,905
Copa Holdings SA Class A	52,400	8,390
Republic Services Inc. Class A	212,500	7,055
Pitney Bowes Inc.	100,000	2,330
		2,194,589
Information Technology (11.1%)
Microsoft Corp.	13,483,519	504,688
Intel Corp.	10,573,350	274,484
Cisco Systems Inc.	9,886,380	221,949
Analog Devices Inc.	3,753,060	191,143
Symantec Corp.	4,162,200	98,145
Xilinx Inc.	1,623,840	74,567
Maxim Integrated Products Inc.	1,943,616	54,246
Texas Instruments Inc.	1,096,000	48,125
Seagate Technology plc	751,400	42,199
Applied Materials Inc.	2,274,800	40,241
CA Inc.	1,035,300	34,838
Broadridge Financial Solutions Inc.	805,400	31,830
Harris Corp.	439,200	30,661
Western Union Co.	1,502,400	25,916
Computer Sciences Corp.	443,900	24,805
Xerox Corp.	1,393,600	16,960
Lexmark International Inc. Class A	460,500	16,357
		1,731,154
Materials (4.1%)
EI du Pont de Nemours & Co.	2,410,617	156,618
International Paper Co.	2,831,040	138,806
Dow Chemical Co.	2,685,220	119,224
Nucor Corp.	1,607,110	85,788
LyondellBasell Industries NV Class A	642,300	51,564
Packaging Corp. of America	489,100	30,950
Avery Dennison Corp.	575,100	28,864
Olin Corp.	241,700	6,973
Schweitzer-Mauduit International Inc.	109,200	5,620
Scotts Miracle-Gro Co. Class A	69,900	4,349
		628,756
Other (0.4%)
^,2 Vanguard High Dividend Yield ETF		65,308

Telecommunication Services (4.0%)
Verizon Communications Inc.	7,460,778	366,623
AT&T Inc.	6,380,805	224,349
Vodafone Group plc ADR	612,240	24,067
Frontier Communications Corp.	750,800	3,491
CenturyLink Inc.	91,000	2,898
		621,428
Utilities (6.0%)
National Grid plc	11,259,993	147,273
UGI Corp.	3,257,660	135,063

Xcel Energy Inc.			3,713,690	103,760
Northeast Utilities			2,376,290	100,731
NextEra Energy Inc.			946,816	81,066
Dominion Resources Inc.			740,500	47,903
Exelon Corp.			1,568,300	42,956
Public Service Enterprise Group Inc.			1,151,500	36,894
Edison International			791,500	36,646
AGL Resources Inc.			641,100	30,279
PG&E Corp.			666,600	26,851
Wisconsin Energy Corp.			435,200	17,991
Black Hills Corp.			338,298	17,764
Ameren Corp.			403,900	14,605
PNM Resources Inc.			518,500	12,506
Duke Energy Corp.			172,100	11,877
Atmos Energy Corp.			250,600	11,382
CenterPoint Energy Inc.			461,730	10,703
Vectren Corp.			260,100	9,233
Pinnacle West Capital Corp.			169,100	8,949
OGE Energy Corp.			155,300	5,265
Southwest Gas Corp.			89,000	4,976
Hawaiian Electric Industries Inc.			166,000	4,326
Avista Corp.			66,600	1,877
UNS Energy Corp.			29,300	1,754
Portland General Electric Co.			49,600	1,498
				924,128
Total Common Stocks (Cost $11,617,895)				15,154,077
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.1%)[1]
Money Market Fund (1.1%)
[2,3] Vanguard Market Liquidity Fund	0.125%		168,341,355	168,341

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.9%)
Goldman Sachs & Co.
(Dated 12/31/13, Repurchase Value
$142,700,000, collateralized by Federal
National Mortgage Assn. 2.063%-3.744%,
1/1/31-7/1/43, and Federal Home Loan
Mortgage Corp. 1.932%-3.177%, 11/1/37-
12/1/43, with a value of $145,554,000)	0.010%	1/2/14	142,700	142,700

U.S. Government and Agency Obligations (0.1%)
4 Federal Home Loan Bank Discount Notes	0.070%	1/17/14	3,000	3,000
[4,5] Federal Home Loan Bank Discount Notes	0.065%	1/31/14	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	0.070%	2/5/14	10,800	10,798
4 Federal Home Loan Bank Discount Notes	0.085%	2/12/14	600	600
[4,5] Federal Home Loan Bank Discount Notes	0.090%	2/14/14	5,000	4,999
4 Federal Home Loan Bank Discount Notes	0.125%	5/30/14	200	200
[5,6] Freddie Mac Discount Notes	0.090%	2/24/14	200	200
				20,797
Total Temporary Cash Investments (Cost $331,840)				331,838

Total Investments (99.6%) (Cost $11,949,735)	15,485,915
Other Assets and Liabilities-Net (0.4%)[3]	60,545
Net Assets (100%)	15,546,460
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,313,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.9% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $4,429,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $8,898,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a

Equity Income Fund

counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,154,077	—	—
Temporary Cash Investments	168,341	163,497	—
Futures Contracts—Assets[1]	685	—	—
Futures Contracts—Liabilities[1]	(41)	—	—
Total	15,323,062	163,497	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Equity Income Fund

At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	1,397	128,601	920
S&P 500 Index	March 2014	190	87,452	3,390
				4,310

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At December 31, 2013, the cost of investment securities for tax purposes was $11,949,735,000. Net unrealized appreciation of investment securities for tax purposes was $3,536,180,000, consisting of unrealized gains of $3,550,655,000 on securities that had risen in value since their purchase and $14,475,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.9%)
Consumer Discretionary (10.4%)
L Brands Inc.	1,583,800	97,958
TJX Cos. Inc.	1,450,000	92,408
* CarMax Inc.	1,748,300	82,205
Walt Disney Co.	1,070,300	81,771
Carnival Corp.	1,297,200	52,109
* DIRECTV	734,488	50,746
* Bed Bath & Beyond Inc.	487,491	39,146
Mattel Inc.	750,000	35,685
Whirlpool Corp.	205,000	32,156
Sony Corp. ADR	1,389,500	24,024
VF Corp.	217,880	13,583
Time Warner Cable Inc.	93,500	12,669
Ross Stores Inc.	146,550	10,981
Macy's Inc.	103,600	5,532
Royal Caribbean Cruises Ltd.	77,001	3,651
Las Vegas Sands Corp.	25,000	1,972
Nordstrom Inc.	30,000	1,854
Hasbro Inc.	13,100	721
* Amazon.com Inc.	600	239
		639,410
Consumer Staples (1.4%)
Kellogg Co.	700,000	42,749
PepsiCo Inc.	425,000	35,250
CVS Caremark Corp.	83,377	5,967
		83,966
Energy (3.9%)
Transocean Ltd.	1,387,000	68,545
Schlumberger Ltd.	619,100	55,787
Noble Energy Inc.	406,000	27,653
EOG Resources Inc.	124,600	20,913
National Oilwell Varco Inc.	191,800	15,254
* Cameron International Corp.	255,988	15,239
Encana Corp.	619,600	11,184
Cabot Oil & Gas Corp.	231,000	8,954
* Southwestern Energy Co.	145,000	5,703
Exxon Mobil Corp.	38,512	3,897
* McDermott International Inc.	250,000	2,290
Petroleo Brasileiro SA ADR	75,000	1,102
Noble Corp. plc	24,000	899
Petroleo Brasileiro SA ADR	30,000	413
Frank's International NV	10,000	270
Range Resources Corp.	1,500	126
		238,229
Financials (7.6%)
Marsh & McLennan Cos. Inc.	3,647,775	176,406
Charles Schwab Corp.	4,300,500	111,813
* Berkshire Hathaway Inc. Class B	450,000	53,352
Wells Fargo & Co.	787,000	35,730

Chubb Corp.	339,400	32,796
Willis Group Holdings plc	592,900	26,568
CME Group Inc.	159,700	12,530
American Express Co.	108,300	9,826
Comerica Inc.	166,000	7,892
US Bancorp	9,000	363
		467,276
Health Care (29.5%)
Amgen Inc.	2,729,600	311,611
Roche Holding AG	1,076,234	301,482
* Biogen Idec Inc.	879,097	245,927
Eli Lilly & Co.	3,700,000	188,700
Novartis AG ADR	2,200,605	176,885
Johnson & Johnson	1,689,850	154,773
Medtronic Inc.	2,475,200	142,052
Abbott Laboratories	1,599,700	61,317
GlaxoSmithKline plc ADR	1,118,700	59,727
* Boston Scientific Corp.	3,632,200	43,659
AbbVie Inc.	744,800	39,333
Sanofi ADR	706,300	37,879
* Waters Corp.	258,000	25,800
* Illumina Inc.	169,863	18,790
Thermo Fisher Scientific Inc.	37,400	4,165
Agilent Technologies Inc.	70,000	4,003
Stryker Corp.	45,500	3,419
* Cerner Corp.	10,000	557
		1,820,079
Industrials (15.3%)
Southwest Airlines Co.	8,926,525	168,176
Honeywell International Inc.	1,319,700	120,581
United Parcel Service Inc. Class B	903,000	94,887
FedEx Corp.	597,475	85,899
Boeing Co.	509,600	69,555
European Aeronautic Defence and Space Co. NV	897,350	68,890
Union Pacific Corp.	243,950	40,984
Expeditors International of Washington Inc.	753,000	33,320
CH Robinson Worldwide Inc.	500,000	29,170
Norfolk Southern Corp.	298,000	27,663
Rockwell Automation Inc.	201,200	23,774
^ Ritchie Bros Auctioneers Inc.	893,300	20,483
Delta Air Lines Inc.	667,000	18,323
PACCAR Inc.	250,000	14,793
* AECOM Technology Corp.	495,000	14,568
Pentair Ltd.	175,000	13,592
* Hertz Global Holdings Inc.	385,000	11,019
Caterpillar Inc.	113,900	10,343
IDEX Corp.	137,000	10,117
* United Continental Holdings Inc.	267,000	10,101
Cummins Inc.	71,000	10,009
United Technologies Corp.	80,000	9,104
Republic Services Inc. Class A	240,935	7,999
Safran SA	100,000	6,953
CSX Corp.	225,000	6,473
* Jacobs Engineering Group Inc.	100,000	6,299
TransDigm Group Inc.	25,000	4,026
Canadian Pacific Railway Ltd.	24,030	3,636

	Chicago Bridge & Iron Co. NV	34,500	2,868
*	Kirby Corp.	16,000	1,588
	Babcock & Wilcox Co.	25,000	855
*	Avis Budget Group Inc.	5,400	218
			946,266
Information Technology (24.3%)
*	Google Inc. Class A	207,622	232,684
	Texas Instruments Inc.	3,684,900	161,804
	SanDisk Corp.	1,466,216	103,427
	QUALCOMM Inc.	1,325,930	98,450
	Microsoft Corp.	2,503,200	93,695
	Intuit Inc.	1,154,500	88,111
*	Electronic Arts Inc.	3,469,300	79,586
	Visa Inc. Class A	330,663	73,632
*	Flextronics International Ltd.	8,102,200	62,954
	EMC Corp.	2,305,100	57,973
	ASML Holding NV	490,000	45,913
	Symantec Corp.	1,797,800	42,392
	Intel Corp.	1,285,600	33,374
	KLA-Tencor Corp.	496,600	32,011
*	Adobe Systems Inc.	498,000	29,820
	Telefonaktiebolaget LM Ericsson ADR	2,354,800	28,823
	Accenture plc Class A	335,700	27,601
	Applied Materials Inc.	1,550,000	27,420
	Oracle Corp.	680,800	26,047
	Corning Inc.	1,425,000	25,394
	Altera Corp.	547,200	17,800
	Cisco Systems Inc.	782,500	17,567
	Motorola Solutions Inc.	256,000	17,280
	Hewlett-Packard Co.	493,000	13,794
	NVIDIA Corp.	832,000	13,329
*,^ BlackBerry Ltd.		1,527,100	11,377
	Apple Inc.	19,650	11,026
	Activision Blizzard Inc.	575,000	10,252
	MasterCard Inc. Class A	8,600	7,185
	Analog Devices Inc.	107,000	5,450
*	eBay Inc.	56,000	3,074
	Xilinx Inc.	27,300	1,254
*	VMware Inc. Class A	3,000	269
*	Micron Technology Inc.	12,000	261
*	Yahoo! Inc.	2,000	81
			1,501,110
Materials (4.2%)
	Monsanto Co.	787,850	91,824
	Cabot Corp.	750,000	38,550
	Potash Corp. of Saskatchewan Inc.	938,500	30,933
	Praxair Inc.	229,700	29,868
	EI du Pont de Nemours & Co.	300,000	19,491
	Dow Chemical Co.	340,000	15,096
	Celanese Corp. Class A	265,000	14,657
	LyondellBasell Industries NV Class A	91,100	7,314
	Greif Inc. Class A	130,000	6,812
*	Crown Holdings Inc.	100,000	4,457
	Greif Inc. Class B	37,000	2,174
			261,176

Utilities (0.3%)
Public Service Enterprise Group Inc.		364,093	11,665
Exelon Corp.		254,500	6,971
			18,636
Total Common Stocks (Cost $3,329,886)			5,976,148
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (4.0%)
Money Market Fund (4.0%)
[1,2] Vanguard Market Liquidity Fund (Cost
$248,322)	0.125%	248,321,585	248,322

Total Investments (100.9%) (Cost $3,578,208)			6,224,470
Other Assets and Liabilities-Net (-0.9%)[2]			(56,916)
Net Assets (100%)			6,167,554
* Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,735,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $10,290,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

PRIMECAP Core Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,598,823	377,325	—
Temporary Cash Investments	248,322	—	—
Total	5,847,145	377,325	—

D. At December 31, 2013, the cost of investment securities for tax purposes was $3,578,208,000. Net unrealized appreciation of investment securities for tax purposes was $2,646,262,000, consisting of unrealized gains of $2,720,628,000 on securities that had risen in value since their purchase and $74,366,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Equity Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (95.5%)[1]
Consumer Discretionary (16.1%)
* Amazon.com Inc.	37,634	15,008
Harley-Davidson Inc.	195,791	13,557
TJX Cos. Inc.	199,903	12,740
* Michael Kors Holdings Ltd.	138,750	11,265
NIKE Inc. Class B	134,603	10,585
Inditex SA ADR	268,324	8,860
* priceline.com Inc.	6,822	7,930
Ralph Lauren Corp. Class A	42,891	7,573
* Netflix Inc.	16,883	6,216
Luxottica Group SPA ADR	93,906	5,063
* TripAdvisor Inc.	58,517	4,847
* ASOS plc ADR	43,728	4,591
* CarMax Inc.	91,169	4,287
Burberry Group plc	163,246	4,113
Starbucks Corp.	48,518	3,803
Home Depot Inc.	44,920	3,699
* O'Reilly Automotive Inc.	24,701	3,179
* ASOS plc	13,766	1,403
		128,719
Consumer Staples (7.8%)
Brown-Forman Corp. Class B	172,455	13,032
Whole Foods Market Inc.	188,145	10,881
Colgate-Palmolive Co.	144,384	9,415
Costco Wholesale Corp.	68,844	8,193
Estee Lauder Cos. Inc. Class A	96,234	7,248
Beam Inc.	106,390	7,241
Kraft Foods Group Inc.	121,820	6,569
		62,579
Energy (5.1%)
Apache Corp.	136,754	11,753
Exxon Mobil Corp.	110,970	11,230
EOG Resources Inc.	64,138	10,765
Schlumberger Ltd.	75,346	6,789
		40,537
Financials (13.7%)
First Republic Bank	381,993	19,997
Progressive Corp.	611,124	16,666
* Berkshire Hathaway Inc. Class B	124,016	14,703
US Bancorp/MN	340,365	13,751
Fairfax Financial Holdings Ltd.	24,720	9,870
M&T Bank Corp.	83,528	9,724
Goldman Sachs Group Inc.	50,858	9,015
Morgan Stanley	263,447	8,262
* Markel Corp.	12,100	7,022
		109,010
Health Care (20.0%)
Johnson & Johnson	221,960	20,329

Bristol-Myers Squibb Co.	374,099	19,883
Pfizer Inc.	494,210	15,138
* Biogen Idec Inc.	46,040	12,880
* Gilead Sciences Inc.	135,489	10,182
Allergan Inc.	78,493	8,719
* Vertex Pharmaceuticals Inc.	115,792	8,603
WellPoint Inc.	86,490	7,991
* BioMarin Pharmaceutical Inc.	107,715	7,569
* Alexion Pharmaceuticals Inc.	55,049	7,325
Novo Nordisk A/S ADR	38,595	7,131
* Express Scripts Holding Co.	86,175	6,053
* Celgene Corp.	34,935	5,903
Shire plc ADR	41,397	5,849
* Seattle Genetics Inc.	130,730	5,215
* IDEXX Laboratories Inc.	35,019	3,725
* Waters Corp.	35,404	3,540
* Genomic Health Inc.	106,620	3,121
		159,156
Industrials (9.3%)
United Parcel Service Inc. Class B	153,405	16,120
Watsco Inc.	150,600	14,467
Danaher Corp.	175,928	13,582
Precision Castparts Corp.	36,237	9,758
TransDigm Group Inc.	54,207	8,728
Canadian Pacific Railway Ltd.	50,337	7,617
Rockwell Automation Inc.	31,189	3,685
		73,957
Information Technology (20.5%)
* Google Inc. Class A	35,140	39,382
Apple Inc.	33,629	18,870
MasterCard Inc. Class A	19,480	16,275
* eBay Inc.	229,484	12,596
* LinkedIn Corp. Class A	49,645	10,765
* Facebook Inc. Class A	158,330	8,654
* Red Hat Inc.	135,953	7,619
* VMware Inc. Class A	79,586	7,140
* Salesforce.com Inc.	126,672	6,991
Linear Technology Corp.	117,347	5,345
Altera Corp.	163,111	5,306
* F5 Networks Inc.	56,939	5,173
Analog Devices Inc.	92,410	4,706
* Workday Inc. Class A	53,435	4,444
Xilinx Inc.	94,530	4,341
* FleetCor Technologies Inc.	31,211	3,657
* Twitter Inc.	38,089	2,424
		163,688
Materials (2.1%)
Monsanto Co.	115,924	13,511
Martin Marietta Materials Inc.	32,610	3,259
		16,770
Telecommunication Services (0.9%)
* SBA Communications Corp. Class A	78,359	7,040

Total Common Stocks (Cost $545,101)		761,456

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.9%)[1]
Money Market Fund (4.7%)
2 Vanguard Market Liquidity Fund	0.125%		37,946,599	37,947

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[3,4] Freddie Mac Discount Notes	0.063%	3/17/14	1,300	1,299
Total Temporary Cash Investments (Cost $39,247)				39,246
Total Investments (100.4%) (Cost $584,348)				800,702
Other Assets and Liabilities-Net (-0.4%)				(3,192)
Net Assets (100%)				797,510
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 1.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $1,299,000 have been segregated as initial margin for open futures contracts.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Growth Equity Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	755,940	5,516	—
Temporary Cash Investments	37,947	1,299	—
Futures Contracts—Assets[1]	98	—	—
Total	793,985	6,815	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Growth Equity Fund

At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	March 2014	41	18,871	742
E-mini S&P 500 Index	March 2014	100	9,206	329
				1,071

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At December 31, 2013, the cost of investment securities for tax purposes was $584,348,000. Net unrealized appreciation of investment securities for tax purposes was $216,354,000, consisting of unrealized gains of $222,390,000 on securities that had risen in value since their purchase and $-6,036,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 20, 2014
VANGUARD FENWAY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 20, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.